Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 12 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2019, 2018 and 2017, customers accounting for 10% or more of the Company's net revenue were as follows:

	For the Years Ended December 31,
Customer	2019	2018		2017

Customer A	12.35%	*	%	*	%
Customer B	* %	*	%	10.89%
Customer G	12.02%	*	%	*	%

* Less than 10%

As of December 31, 2019, Customer H, Customer I, Customer J and Customer K accounted for 36.88%, 26.51%, 25.61% and 11.00% of the Company's total current outstanding accounts receivable, respectively.

As of December 31, 2018, Customer E, and Customer F accounted for 21.69% and 33.92% of the Company's total current outstanding accounts receivable, respectively.

Suppliers

For the years ended December 31, 2019, 2018 and 2017, suppliers accounting for 10% or more of the Company's purchase were as follows:

	For the Years Ended December 31,
Supplier	2019	2018		2017

Supplier A	14.16%	*	%	10.65%
Supplier B	11.99%	*	%	13.23%
Supplier C	12.76%	*	%	* %

* Less than 10%

As of December 31, 2019, Supplier B's balance accounted for 30.30% of the Company's total accounts payable and notes payable.

As of December 31, 2018, no supplier's balance accounted for over 10% of the Company's total accounts payable and notes payable.